III. Financial Risk Management - Financial Instruments and Classification Within the Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Assets
Cash and cash equivalents	$ 1,091,527		$ 318,127		$ 584,681
Other investments - current	438,448		397,849
Derivative financial instruments	30,805		11,315
Other investments - non-current	119,902		320,254
Current trade receivables	2,493,940		1,299,072		968,148
Other receivables	395,531	[1]	302,164	[2]
Liabilities
Borrowings C and NC	728,762		330,933
Trade payables	1,179,457		845,256
Lease Liabilities C and NC	112,177		117,285		257,343
Derivative financial instruments	7,127		11,328
Derivative liabilities [member]
Liabilities
Derivative financial instruments	7,127		11,328
Derivatives [member]
Assets
Derivative financial instruments	30,805		11,315
Other receivables [member]
Assets
Other receivables	154,056		133,879
Other receivables (non-Financial) [member]
Assets
Other receivables	241,475		168,285
Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current	196,152		239,742
Certificates of Deposits [member]
Assets
Other investments - current	36,167		94,414
Commercial Papers [member]
Assets
Other investments - current	19,785		30,062
Other notes [member]
Assets
Other investments - current	140,200		115,266
Bonds and other fixed income [member]
Assets
Other investments - current	211,953		158,107
Other investments - non-current	113,574		312,619
Non - U.S. government securities [member]
Assets
Other investments - current	108,310		10,660
Corporates securities [member]
Assets
Other investments - current	103,643		147,447
Other investments [member]
Assets
Other investments - non-current	6,328		7,635
Mutual Fund [member]
Assets
Other investments - current	30,343
Level 1 of fair value hierarchy [member]
Assets
Cash and cash equivalents	422,859		105,697
Other investments - current	242,296		158,107
Other investments - non-current	113,574		312,619
Current trade receivables
Other receivables
Total	778,729		576,423
Liabilities
Borrowings C and NC
Trade payables
Lease Liabilities C and NC
Total
Level 1 of fair value hierarchy [member] | Derivative liabilities [member]
Liabilities
Derivative financial instruments
Level 1 of fair value hierarchy [member] | Derivatives [member]
Assets
Derivative financial instruments
Level 1 of fair value hierarchy [member] | Other receivables [member]
Assets
Other receivables
Level 1 of fair value hierarchy [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Level 1 of fair value hierarchy [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current
Level 1 of fair value hierarchy [member] | Certificates of Deposits [member]
Assets
Other investments - current
Level 1 of fair value hierarchy [member] | Commercial Papers [member]
Assets
Other investments - current
Level 1 of fair value hierarchy [member] | Other notes [member]
Assets
Other investments - current
Level 1 of fair value hierarchy [member] | Bonds and other fixed income [member]
Assets
Other investments - current	211,953		158,107
Other investments - non-current	113,574		312,619
Level 1 of fair value hierarchy [member] | Non - U.S. government securities [member]
Assets
Other investments - current	108,310		10,660
Level 1 of fair value hierarchy [member] | Corporates securities [member]
Assets
Other investments - current	103,643		147,447
Level 1 of fair value hierarchy [member] | Other investments [member]
Assets
Other investments - non-current
Level 1 of fair value hierarchy [member] | Mutual Fund [member]
Assets
Other investments - current	30,343
Level 2 of fair value hierarchy [member]
Assets
Cash and cash equivalents
Other investments - current
Other investments - non-current
Current trade receivables
Other receivables
Total	30,805		11,315
Liabilities
Borrowings C and NC
Trade payables
Lease Liabilities C and NC
Total	7,127		11,328
Level 2 of fair value hierarchy [member] | Derivative liabilities [member]
Liabilities
Derivative financial instruments	7,127		11,328
Level 2 of fair value hierarchy [member] | Derivatives [member]
Assets
Derivative financial instruments	30,805		11,315
Level 2 of fair value hierarchy [member] | Other receivables [member]
Assets
Other receivables
Level 2 of fair value hierarchy [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Level 2 of fair value hierarchy [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Certificates of Deposits [member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Commercial Papers [member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Other notes [member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Bonds and other fixed income [member]
Assets
Other investments - current
Other investments - non-current
Level 2 of fair value hierarchy [member] | Non - U.S. government securities [member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Corporates securities [member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Other investments [member]
Assets
Other investments - non-current
Level 2 of fair value hierarchy [member] | Mutual Fund [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member]
Assets
Cash and cash equivalents
Other investments - current
Other investments - non-current	6,328		7,635
Current trade receivables
Other receivables	48,659	[1]	48,659	[2]
Total	54,987		56,294		$ 56,319
Liabilities
Borrowings C and NC
Trade payables
Lease Liabilities C and NC
Total
Level 3 of fair value hierarchy [member] | Derivative liabilities [member]
Liabilities
Derivative financial instruments
Level 3 of fair value hierarchy [member] | Derivatives [member]
Assets
Derivative financial instruments
Level 3 of fair value hierarchy [member] | Other receivables [member]
Assets
Other receivables	48,659		48,659
Level 3 of fair value hierarchy [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Level 3 of fair value hierarchy [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Certificates of Deposits [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Commercial Papers [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Other notes [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Bonds and other fixed income [member]
Assets
Other investments - current
Other investments - non-current
Level 3 of fair value hierarchy [member] | Non - U.S. government securities [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Corporates securities [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Other investments [member]
Assets
Other investments - non-current	6,328		7,635
Level 3 of fair value hierarchy [member] | Mutual Fund [member]
Assets
Other investments - current
Financial assets at amortised cost, category [member]
Assets
Cash and cash equivalents	668,668		212,430
Other investments - current	196,152		239,742
Other investments - non-current
Current trade receivables	2,493,940		1,299,072
Other receivables	105,397	[1]	85,220	[2]
Total	3,464,157		1,836,464
Liabilities
Borrowings C and NC	728,762		330,933
Trade payables	1,179,457		845,256
Lease Liabilities C and NC	112,177		117,285
Total	2,020,396		1,293,474
Financial assets at amortised cost, category [member] | Derivative liabilities [member]
Liabilities
Derivative financial instruments
Financial assets at amortised cost, category [member] | Derivatives [member]
Assets
Derivative financial instruments
Financial assets at amortised cost, category [member] | Other receivables [member]
Assets
Other receivables	105,397		85,220
Financial assets at amortised cost, category [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Financial assets at amortised cost, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current	196,152		239,742
Financial assets at amortised cost, category [member] | Certificates of Deposits [member]
Assets
Other investments - current	36,167		94,414
Financial assets at amortised cost, category [member] | Commercial Papers [member]
Assets
Other investments - current	19,785		30,062
Financial assets at amortised cost, category [member] | Other notes [member]
Assets
Other investments - current	140,200		115,266
Financial assets at amortised cost, category [member] | Bonds and other fixed income [member]
Assets
Other investments - current
Other investments - non-current
Financial assets at amortised cost, category [member] | Non - U.S. government securities [member]
Assets
Other investments - current
Financial assets at amortised cost, category [member] | Corporates securities [member]
Assets
Other investments - current
Financial assets at amortised cost, category [member] | Other investments [member]
Assets
Other investments - non-current
Financial assets at amortised cost, category [member] | Mutual Fund [member]
Assets
Other investments - current
Financial assets at fair value through other comprehensive income, category [member]
Assets
Cash and cash equivalents
Other investments - current	182,988		158,107
Other investments - non-current	113,574		312,619
Current trade receivables
Other receivables	48,659	[1]	48,659	[2]
Total	345,221		519,385
Liabilities
Borrowings C and NC
Trade payables
Lease Liabilities C and NC
Total
Financial assets at fair value through other comprehensive income, category [member] | Derivative liabilities [member]
Liabilities
Derivative financial instruments
Financial assets at fair value through other comprehensive income, category [member] | Derivatives [member]
Assets
Derivative financial instruments
Financial assets at fair value through other comprehensive income, category [member] | Other receivables [member]
Assets
Other receivables	48,659		48,659
Financial assets at fair value through other comprehensive income, category [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Financial assets at fair value through other comprehensive income, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current
Financial assets at fair value through other comprehensive income, category [member] | Certificates of Deposits [member]
Assets
Other investments - current
Financial assets at fair value through other comprehensive income, category [member] | Commercial Papers [member]
Assets
Other investments - current
Financial assets at fair value through other comprehensive income, category [member] | Other notes [member]
Assets
Other investments - current
Financial assets at fair value through other comprehensive income, category [member] | Bonds and other fixed income [member]
Assets
Other investments - current	182,988		158,107
Other investments - non-current	113,574		312,619
Financial assets at fair value through other comprehensive income, category [member] | Non - U.S. government securities [member]
Assets
Other investments - current	79,345		10,660
Financial assets at fair value through other comprehensive income, category [member] | Corporates securities [member]
Assets
Other investments - current	103,643		147,447
Financial assets at fair value through other comprehensive income, category [member] | Other investments [member]
Assets
Other investments - non-current
Financial assets at fair value through other comprehensive income, category [member] | Mutual Fund [member]
Assets
Other investments - current
Financial assets at fair value through profit or loss, category [member]
Assets
Cash and cash equivalents	422,859		105,697
Other investments - current	59,308
Other investments - non-current	6,328		7,635
Current trade receivables
Other receivables
Total	519,300		124,647
Liabilities
Borrowings C and NC
Trade payables
Lease Liabilities C and NC
Total	7,127		11,328
Financial assets at fair value through profit or loss, category [member] | Derivative liabilities [member]
Liabilities
Derivative financial instruments	7,127		11,328
Financial assets at fair value through profit or loss, category [member] | Derivatives [member]
Assets
Derivative financial instruments	30,805		11,315
Financial assets at fair value through profit or loss, category [member] | Other receivables [member]
Assets
Other receivables
Financial assets at fair value through profit or loss, category [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Financial assets at fair value through profit or loss, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current
Financial assets at fair value through profit or loss, category [member] | Certificates of Deposits [member]
Assets
Other investments - current
Financial assets at fair value through profit or loss, category [member] | Commercial Papers [member]
Assets
Other investments - current
Financial assets at fair value through profit or loss, category [member] | Other notes [member]
Assets
Other investments - current
Financial assets at fair value through profit or loss, category [member] | Bonds and other fixed income [member]
Assets
Other investments - current	28,965
Other investments - non-current
Financial assets at fair value through profit or loss, category [member] | Non - U.S. government securities [member]
Assets
Other investments - current	28,965
Financial assets at fair value through profit or loss, category [member] | Corporates securities [member]
Assets
Other investments - current
Financial assets at fair value through profit or loss, category [member] | Other investments [member]
Assets
Other investments - non-current	6,328		$ 7,635
Financial assets at fair value through profit or loss, category [member] | Mutual Fund [member]
Assets
Other investments - current	$ 30,343

[1]	Includes balances related to interest in Venezuelan companies. See note 34 to these Consolidated Financial Statements.
[2]	Includes balances related to interest in Venezuelan companies. See note 34 to these Consolidated Financial Statements.